UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock International Value Fund of BlackRock International Value Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04182
Reporting Period: 07/01/2011 - 06/30/2012
BlackRock International Value Trust

====================== BlackRock International Value Fund ======================

LENOVO GROUP LIMITED (FORMERLY LEGEND GROUP LIMITED)

Ticker:       00992          Security ID:  Y5257Y107
Meeting Date: JUL 22, 2011   Meeting Type: Annual
Record Date:  JUL 19, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Final Dividend                  For       For          Management
3a    Reelect Liu Chuanzhi as Director        For       For          Management
3b    Reelect Wu Yibing as Director           For       For          Management
3c    Reelect Woo Chia-Wei as Director        For       For          Management
3d    Reelect Tian Suning as Director         For       For          Management
3e    Authorize Board to Fix the              For       For          Management
      Remuneration of Directors
4     Reappoint PricewaterhouseCoopers as     For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
5     Approve Issuance of Equity or           For       Against      Management
      Equity-Linked Securities without
      Preemptive Rights
6     Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
7     Authorize Reissuance of Repurchased     For       Against      Management
      Shares
8     Approve Reduction in Share Capital      For       For          Management
      Through the Cancellation of Series A
      Cumulative Convertible Preferred Shares
9     Amend Articles of Association           For       For          Management

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TESCO PLC

Ticker:       TSCO           Security ID:  G87621101
Meeting Date: JUL 01, 2011   Meeting Type: Annual
Record Date:  JUN 29, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Approve Final Dividend                  For       For          Management
4     Elect Gareth Bullock as Director        For       For          Management
5     Elect Stuart Chambers as Director       For       For          Management
6     Re-elect David Reid as Director         For       For          Management
7     Re-elect Philip Clarke as Director      For       For          Management
8     Re-elect Richard Brasher as Director    For       For          Management
9     Re-elect Patrick Cescau as Director     For       For          Management
10    Re-elect Karen Cook as Director         For       For          Management
11    Re-elect Ken Hanna as Director          For       For          Management
12    Re-elect Andrew Higginson as Director   For       For          Management
13    Re-elect Ken Hydon as Director          For       For          Management
14    Re-elect Tim Mason as Director          For       For          Management
15    Re-elect Laurie Mcllwee as Director     For       For          Management
16    Re-elect Lucy Neville-Rolfe as Director For       For          Management
17    Re-elect David Potts as Director        For       For          Management
18    Re-elect Jacqueline Bakker as Director  For       For          Management
19    Reappoint PricewaterhouseCoopers LLP    For       For          Management
      as Auditors
20    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
21    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
22    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
23    Authorise Market Purchase               For       For          Management
24    Authorise EU Political Donations and    For       For          Management
      Expenditure
25    Approve Performance Share Plan 2011     For       For          Management
26    Approve Savings-Related Share Option    For       For          Management
      Scheme
27    Authorise the Company to Call EGM with  For       For          Management
      Two Weeks' Notice

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date:	August 27, 2012